Related Parties - Related Party Transactions with VIEs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) variableInterestEntity	Dec. 31, 2021 USD ($) variableInterestEntity	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Long-term debt	$ 7,868	$ 427
Interest expense	534	389	$ 490
Loss on extinguishment of debt	0	(219)	(10)
Redeemable noncontrolling interest	0	83
Net income attributable to noncontrolling interests	320	929	224
Related Parties
Related Party Transaction [Line Items]
Interest expense	79	82	146
Loss on extinguishment of debt	0	145	0
Consolidated VIE
Related Party Transaction [Line Items]
Long-term debt	5,958	6,936
Net income attributable to noncontrolling interests	321	929	208
Consolidated VIE | Related Parties
Related Party Transaction [Line Items]
Long-term debt	308	760
Interest expense	$ 33	$ 64	141
Number of VIEs terminated | variableInterestEntity	0	6
Loss on extinguishment of debt		$ 145
Redeemable noncontrolling interest	$ 537	1,500
Net income attributable to noncontrolling interests	$ 52	$ 499	$ 169